INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

13. INVESTMENTS IN AFFILIATES

        Investments in affiliates consist of the following:

	At December 31,
	2015		2016
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,837	40	7,049	40
CSI SkyPower	3,332	50	3,749	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	4,526	10	—	—
Foto Light LP ("Foto Light")	1,735	5	—	—
Discovery Light LP ("Discovery Light")	1,951	5	—	—
City Light LP ("City Light")	1,943	5	—	—
RE Tranquillity Holdings LLC ("Tranquillity")	90,325	49	143,951	49
RE Silverlake Holdings LLC ("Garland")	8,599	49	118,641	49
RE Roserock Holdings LLC ("Roserock")	34,898	49	30,870	49
Suzhou Financial Leasing Co., Ltd.	13,860	6	12,974	6
Pirapora Solar Holding S.A.	—	—	13,775	20
Others	19,125	21-49	37,450	21-49

Total	187,131		368,459

Tax equity transactions

        In 2015, the Company, through its wholly owned subsidiary, Recurrent, entered into the following tax equity transactions:

        In August 2015, the Company completed the sale of 100% of the class A membership interests of RE Tranquillity Holdings LLC, the holding company of the Tranquillity project companies, to Southern Power ("Southern"), a subsidiary of Southern Company. The Company maintains 100% ownership in the class B membership interests of RE Tranquillity Holdings LLC. Southern paid the Company an initial contribution of $100 million in cash for the class A membership interests in RE Tranquillity Holdings LLC.

        In October 2015, the Company completed the sale of 100% of the class A membership interests of RE Silverlake Holdings LLC, the holding company of the Garland project companies, to Southern. The Company maintains 100% ownership in the class B membership interests of RE Silverlake Holdings LLC. Southern paid the Company an initial contribution of $49 million in cash for the class A membership interests in RE Silverlake Holdings LLC.

        In December 2015, the Company completed the sale of 100% of the class A membership interests of RE Roserock Holdings LLC, the holding company of the Roserock project companies, to Southern. The Company maintains 100% ownership in the class B membership interests of RE Roserock Holdings LLC. Southern paid the Company an initial contribution of $45 million in cash for the class A membership interests in RE Roserock Holdings LLC.

        Under the LLC agreements, the class A membership interests and class B membership interests will receive 51% and 49%, respectively, of future cash flow distributions, and Southern is entitled to substantially all of the projects' federal tax benefits.

        Effective with the sale of the class A membership interests, the Company ceased having controlling financial interests in Tranquillity, Roserock and Garland, and accounted for the transactions as partial sales of real estate under ASC360-20. The Company also considered that it would continue to exercise significant influences over its retained interests in and has accounted for these interests pursuant to the equity method of accounting.

        Under this method, the Company recognizes its equity in earnings attributable to class B membership interests according to its proportionate share of investees' operating cash flows. Additionally, the Company amortizes the basis difference between the cost of investment and its proportionate share of the investees' net assets over the estimated lives of the related assets.

        In connection with these sales to Southern in 2015, $190.4 million was recognized as revenue, and with the loss of controlling financial interests in Tranquillity, Garland and Roserock, the Company derecognized net assets of $93.9 million, $56.4 million and $23.5 million, respectively, and recognized its class B membership interests in investments in affiliates.

        Subsequent to sales of the class A membership interests, the Company further contributed $69.5 million and $123.2 million to the projects in 2015 and 2016, respectively.

Other investments

        On December 17, 2009, CSI Cells Co., Ltd. ("SZCC") established a joint venture, Suzhou Gaochuangte New Energy Co., Ltd. ("Gaochuangte"), for total cash consideration of $2,929. SZCC holds 40% voting interests and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. On July 4, 2011, Gaochuangte increased its share capital and SZCC paid $3,119 in proportion to its ownership percentage.

        On July 4, 2011, CSI Solar Power Group Co., Ltd. (formerly "CSI Solar Power (China) Inc.") ("SZSP") acquired 10% interests in a joint venture, GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd., for cash consideration of $2,549. SZSP is able to exercise significant influence over the investee through its representative in the board. In September 2016, the Company sold its entire interests in the investee.

        On May 23, 2012, CSI established a joint venture, CSI SkyPower, for cash consideration of $3,429. In August 2013, CSI SkyPower increased its share capital, and CSI paid $4,000 in proportion to its ownership percentage. CSI holds a 50% voting interests and two of the four board members are designated by CSI and, as such, CSI is considered to have significant influence over the investee.

        In December 2014, CSI sold its 95% equity interests in two solar power project companies, Discovery Light and Foto Light, to a third party buyer. In June 2016, the Company sold the remaining 5% equity interests of the two project companies.

        In March 2015, CSI sold its 95% equity interests in a project company, City Light, to a third party buyer. In June 2016, the Company sold the remaining 5% equity interests of this project company.

        On September 8, 2015, SZSP established an entity, Suzhou Financial Leasing Co., Ltd., for cash consideration of $13,860, in which the Company holds 6% voting interests. One board member is designated by SZSP and, as such SZSP is considered having significant influence over the investee and the equity method is used in this investment.

        On October 7, 2016, CSI entered into a shareholders' agreement with EDF EN do Brasil ("EDF"), a subsidiary of EDF Energies Nouvelles, pursuant to which EDF owned 80% equity interests in Pirapora I project companies previously transferred from CSI and the Company retained the remaining 20% equity interests.

        Equity in earnings (loss) of unconsolidated investees was $487, $(643) and $(4,404) for the years ended December 31, 2014, 2015 and 2016, respectively.